Other receivables and prepaid expenses - Schedule of other receivables and prepaid expenses (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other receivables and prepaid expenses
Research tax credit (CIR)	€ 1,555	€ 3,904	€ 3,941
Value added tax	886	956	1,008
Prepaid expenses	133	1,574	1,418
Trade Payables Prepayments And Trade Debtors	297	488	125
Trade payables - prepayments and trade debtors	5,392	6,940	7,606
Miscellaneous		12	44
Total other receivables and prepaid expenses	€ 2,916	€ 6,934	€ 6,536